Segment, Product and Geographic Information (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for sales returns and discounts, accounts receivable related party (in dollars)	$ 342	$ 178